Note 13 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Tax at statutory rate, amount	$ (2,179)	$ (1,531)
Tax at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit, amount	$ (906)	$ (1,427)
State income taxes, net of federal benefit	8.70%	19.60%
Stock-based compensation expense, amount	$ 19	$ 0
Stock-based compensation expense	(0.20%)	0.00%
Contingent consideration, amount	$ 0	$ (121)
Contingent consideration	0.00%	1.70%
Change in valuation allowance, amount	$ 5,172	$ 3,225
Change in valuation allowance	(49.80%)	(44.20%)
Other, amount	$ 36	$ 117
Other	(0.30%)	(1.60%)
Net income tax expense, amount	$ 2,142	$ 263
Net income tax expense	(20.60%)	(3.60%)